Income taxes (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income taxes (Details) [Line Items]
Tax rate	25.00%	25.00%	25.00%
Assessable profits (in Dollars)	$ 378,085		$ 307,741
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
HONG KONG | Maximum [Member]
Income taxes (Details) [Line Items]
Tax rate	16.50%	16.50%
Assessable profits (in Dollars)		$ 2,000,000
HONG KONG | Minimum [Member]
Income taxes (Details) [Line Items]
Tax rate	8.25%	8.25%
Assessable profits (in Dollars)		$ 2,000,000
CHINA
Income taxes (Details) [Line Items]
Tax rate	25.00%	25.00%